Investment in Trust Account	6 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

Note 9 —Investment in Trust Account

Subsequent to the Offering, an amount of $64,640,000, of the net proceeds of the Offering was deposited in an interest-bearing trust account and invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 180 days or less until the earlier of (i) the consummation of a Business Combination or (ii) liquidation of the Company.

Investments at December 31, 2011 consist of the following:

	Cost	Gross Unrealized Holding Gain (Loss)	Fair Value
Fixed income securities:
U.S. Treasury Securities	$64,661,202	$(7,812)	$64,653,390